Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Mar. 03, 2021 shares	Oct. 08, 2019 shares
Research and development costs	$ 0		$ 0		$ 0
Advertising and promotional expenses	$ 41,000		$ 29,000		$ 9,000
Common stock, issued | shares	7,899,832		7,899,832				2,061,900	1,030,950
Remaining performance obligation	$ 4,022,000		$ 3,839,000
Revenue from Contract with Customer, Increase (Decrease)	$ 183,000
Revenue
Concentration percentage	47.00%	47.00%	41.00%	41.00%	33.00%	33.00%
ZHEJIANG TIANLAN
Research and development costs | ¥		¥ 27,371,000		¥ 20,452,000		¥ 29,115,000
Impairment of long-lived assets	$ 0			¥ 0	$ 0
Common stock, issued | shares	82,572,000		82,572,000
ZHEJIANG TIANLAN | Revenue
Concentration percentage	42.00%	42.00%	38.00%	38.00%	35.00%	35.00%
ZHEJIANG TIANLAN | Revenue | Customer One
Concentration percentage	16.00%	16.00%	22.00%	22.00%	14.00%	14.00%